Restructuring and Other Charges	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
RESTRUCTURING AND OTHER CHARGES

The following table summarizes the impact of Company’s restructuring charges on the consolidated statements of operations for the years ended December 31:

	2015	2014	2013
Cost of sales - services	$3.1	$0.5	$25.6
Cost of sales - products	1.4	1.2	1.2
Selling and administrative expense	16.1	—	20.4
Research, development and engineering expense	0.6	9.9	6.0
Total	$21.2	$11.6	$53.2

The following table summarizes the Company’s restructuring charges by reporting segment for the years ended December 31:

	2015	2014	2013
Severance
NA	$10.6	$4.1	$42.8
AP	1.2	0.4	2.0
EMEA	3.8	0.5	1.2
LA	5.6	6.6	4.1
Total severance	21.2	11.6	50.1

Other
NA	—	—	2.0
AP	—	—	0.6
EMEA	—	—	0.5
Total other	—	—	3.1
Total	$21.2	$11.6	$53.2

During the first quarter of 2013, the Company announced a multi-year realignment plan. Certain aspects of this plan were previously disclosed under the Company's global realignment plan and global shared services plan. This multi-year realignment focuses on globalizing the Company's service organization and creating a unified center-led global organization for research and development, as well as transforming the Company's general and administrative cost structure. Restructuring charges of $21.2, $11.6 and $53.2 for the years ended December 31, 2015, 2014 and 2013, respectively, related to the Company’s multi-year realignment plan. Restructuring charges of $28.8 in 2013 related to severance as part of the the voluntary early retirement program elected by approximately 800 participants. Also included were charges related to realignment of resources and certain international facilities to better support opportunities in target markets and leverage software-led services technology to support customers in efforts to optimize overall operational performance. As of December 31, 2015, the restructuring accrual balance consists primarily of severance restructuring activities.

The following table summarizes the Company's cumulative total restructuring costs from continuing operations for the multi-year realignment plan as of December 31, 2015:

Cumulative total restructuring costs from continuing operations for the multi-year realignment plan	Severance	Other	Total

NA	$67.9	$2.0	$69.9
AP	3.8	0.6	4.4
EMEA	5.6	0.9	6.5
LA	20.0	—	20.0
Total	$97.3	$3.5	$100.8

The following table summarizes the Company’s restructuring accrual balances and related activity:

Balance at January 1, 2013	$10.5
Liabilities incurred	53.2
Liabilities paid/settled	(32.0)
Balance at December 31, 2013	$31.7
Liabilities incurred	11.6
Liabilities paid/settled	(35.7)
Balance at December 31, 2014	$7.6
Liabilities incurred	21.2
Liabilities paid/settled	(24.1)
Balance at December 31, 2015	$4.7

Other Charges
Other charges consist of items that the Company has determined are non-routine in nature and are not expected to recur in future operations. Net non-routine (expenses) income of $(36.4), $12.5 and $(128.0) impacted the years ended December 31, 2015, 2014 and 2013, respectively.

Net non-routine expense for the year ended December 31, 2015 was partially due to potential acquisition and divestiture related costs of $21.1 included within selling and administrative expense. Additionally, net non-routine expense included legal, indemnification and professional fees related to corporate monitor efforts.

Net non-routine income for the year ended December 31, 2014 related primarily to a $13.7 pre-tax gain from the sale of the Eras, recognized in gain on sale of assets, net within the consolidated statements of operations, and $5.8 pre-tax adjustment related to indirect taxes in Brazil, within products cost of sales. These gains were partially offset by legal, indemnification and professional fees paid by the Company in connection with ongoing obligations related to a prior settlement recorded within selling and administrative expense.

Net non-routine expenses for 2013 included a $67.6 non-cash pension charge (refer to note 13), additional losses of $28.0 related to the settlement of the FCPA investigation, $17.2 related to settlement of the securities class action, and $9.3 for executive severance costs. These non-routine charges were recorded within selling and administrative expense.